Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Letters of guarantee and letters of credit	$ 590	$ 590
Navios Logistics certain pre-acquisition contingencies in connection with the acquisition of Horamar	829	1,039	2,764
Contractual Obligation	55,771
VAT-related
Navios Logistics certain pre-acquisition contingencies in connection with the acquisition of Horamar	2,907
Withholding tax-related
Navios Logistics certain pre-acquisition contingencies in connection with the acquisition of Horamar	1,703
Provisions for claims and other
Navios Logistics certain pre-acquisition contingencies in connection with the acquisition of Horamar	1,511
Income tax-related
Navios Logistics certain pre-acquisition contingencies in connection with the acquisition of Horamar	511
Horamar
Navios Logistics certain pre-acquisition contingencies in connection with the acquisition of Horamar	6,632
New Dry Barges
Contractual Obligation	26,712
Three Pushboats
Contractual Obligation	483
Chartered In Fleet
Contractual Obligation	11,076
N Bonanza
Contractual Obligation	$ 17,500